Supplement dated May 1, 2017
to the Prospectuses, as supplemented, and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectuses Dated	SAI Dated
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	10/1/2016 1/1/2017	4/3/2017
Effective immediately, the list of portfolio managers for Dimensional Fund Advisors LP, under the caption “Fund Management” in the “Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joseph Chi, CFA	Vice President and Co-Head of Portfolio Management of DFA	Co-manager	2013
Jed Fogdall	Vice President and Co-Head of Portfolio Management of DFA	Co-manager	2013
Lukas Smart, CFA	Vice President and Senior Portfolio Manager of DFA	Co-manager	2015
The rest of the section, including the portfolio manager information for Columbia Management Investment Advisers, LLC, and Diamond Hill Capital Management, Inc., remains the same.
Effective immediately, the information about the portfolio managers for Dimensional Fund Advisors LP, under the caption “Portfolio Managers” in the “More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joseph Chi, CFA	Vice President and Co-Head of Portfolio Management of DFA	Co-manager	2013
Jed Fogdall	Vice President and Co-Head of Portfolio Management of DFA	Co-manager	2013
Lukas Smart, CFA	Vice President and Senior Portfolio Manager of DFA	Co-manager	2015
Mr. Chi joined DFA in 2005. Mr. Chi began his investment career in 1995 and earned a B.S. and M.B.A. from the University of California Los Angeles and a J.D. from the University of Southern California.
Mr. Fogdall joined DFA in 2004. Mr. Fogdall began his investment career in 2004 and earned a B.S. from Purdue University and an M.B.A. from the University of California Los Angeles.
Mr. Smart joined DFA in 2007. Mr. Smart began his investment career in 2001 and earned a B.A. from the University of San Diego and an M.B.A. from the University of Chicago Booth School of Business.
The rest of the section, including the portfolio manager information for Columbia Management Investment Advisers, LLC, and Diamond Hill Capital Management, Inc., remains the same.
Effective immediately, the information under the subsection "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Fund is hereby revised to remove reference to Henry Gray.
Shareholders should retain this Supplement for future reference.
SUP000_00_049_(05/17)